Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations

The information on the assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2016
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	178,201	32.2500	5,746,982
JPY000	517,114	0.2756	142,517
Financial liabilities
Monetary items
US$000	7,802	32.2500	251,615
JPY000	550,456	0.2756	151,706

	December 31, 2017
	Foreign currency	Exchange rate	Carrying amount (NT$000)
Financial assets
Monetary items
US$000	208,066	29.7600	6,192,044
JPY000	798,254	0.2642	210,899
RMB000	167,484	4.5650	764,564
Financial liabilities
Monetary items
US$000	16,036	29.7600	477,231
JPY000	1,071,432	0.2642	283,072

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency

The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized monetary assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate.

	December 31, 2016
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	287,349	—
JPY000	5%	7,126	—
Financial liabilities
US$000	5%	12,581	—
JPY000	5%	7,585	—

	December 31, 2017
	Change in exchange rate	Effect on profit (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
US$000	5%	309,602	—
JPY000	5%	10,545	—
RMB000	5%	38,228	—
Financial liabilities
US$000	5%	23,862	—
JPY000	5%	14,154	—

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

The maturity profile of the Group’s non-derivative financial liabilities as of December 31, 2016 and 2017 based on the contracted undiscounted payments is as follows:

	December 31, 2016
	≤ 1 year	2 to 5 years	> 5 years	Total
	NT$000	NT$000	NT$000	NT$000
Long-term bank loans (including current portion)	1,272,266	10,110,289	—	11,382,555
Accounts payable and payables to contractors and equipment suppliers	1,375,408	—	—	1,375,408
Other payables	1,412,054	—	—	1,412,054
Lease payable	12,000	30,000	—	42,000
Guarantee deposits	—	—	1,404	1,404

	4,071,728	10,140,289	1,404	14,213,421

	December 31, 2017
	≤ 1 year	2 to 5 years	> 5 years	Total	Total
	NT$000	NT$000	NT$000	NT$000	US$000
Short-term bank loans	971,813	—	—	971,813	32,787
Long-term bank loans (including current portion)	2,321,459	7,740,267	—	10,061,726	339,465
Accounts payable and payables to contractors and equipment suppliers (including related parties)	1,401,499	—	—	1,401,499	47,284
Other payables (including related parties)	1,980,218	—	—	1,980,218	66,809
Lease payable	12,266	18,266	—	30,532	1,030
Guarantee deposits	—	—	1,371	1,371	46

	6,687,255	7,758,533	1,371	14,447,159	487,421